INCOME FROM SECTION 16 SETTLEMENTS	12 Months Ended
Apr. 30, 2017
Income From Section Sixteen Settlements [Abstract]
INCOME FROM SECTION 16 SETTEMENTS
NOTE 7 — INCOME FROM SECTION 16 SETTLEMENTS

For the years ended April 30, 2017 and 2016, the Company received income from Section 16 settlements of approximately $0 and $400,000, respectively. This income was comprised of forgiveness of certain promissory notes and receipt of cash as part of the settlements with certain note holders who were defendants named in a Section 16 litigation brought by a shareholder of WPCS. These settlements resolved all issues related to this litigation.